Financial instruments - Fair Value of Financial Instruments (Detail) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Level 1
Fair Value of Financial Instruments [Line Items]
Long-term liabilities	520,142	296,986
Total financial liabilities, fair value	520,142	296,986
Level 2
Fair Value of Financial Instruments [Line Items]
Notes receivable, fair value	41,339	26,321
Derivative financial instruments, assets		591
Total financial assets, fair value	41,339	26,912
Long-term liabilities	843,792	964,354
Preferred shares, Series C	18,209	18,293
Derivative financial instruments, liabilities	45,271	11,440
Total financial liabilities, fair value	907,272	994,087
Level 3
Fair Value of Financial Instruments [Line Items]
Notes receivable, fair value	0	0
Derivative financial instruments, assets	42,470	35,708
Total financial assets, fair value	42,470	35,708
Derivative financial instruments, liabilities		4,781
Total financial liabilities, fair value	0	4,781
Energy contracts | Designated as a hedge | Cash flow hedge | Level 3
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	41,966	31,971
Derivative financial instruments, liabilities		4,781
Energy contracts | Not designated as a hedge | Level 3
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	504
Energy contracts | Not designated as a hedge | Cash flow hedge | Level 3
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets		3,737
Cross currency swap | Designated as a hedge | Net Investment Hedging
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	36,276
Cross currency swap | Designated as a hedge | Net Investment Hedging | Level 2
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets		109
Derivative financial instruments, liabilities	36,276	7,947
Interest rate swaps | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	4,684
Interest rate swaps | Designated as a hedge | Level 2
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	4,684
Interest rate swaps | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	1,383	3,180
Interest rate swaps | Not designated as a hedge | Level 2
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	1,383	3,180
Commodity contracts for regulatory operations
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	2,928
Commodity contracts for regulatory operations | Level 2
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets		482
Derivative financial instruments, liabilities	2,928	313
Carrying amount
Fair Value of Financial Instruments [Line Items]
Notes receivable, fair value	39,510	22,678
Derivative financial instruments, assets	42,470	36,299
Total financial assets, fair value	81,980	58,977
Long-term liabilities	1,280,023	1,255,588
Preferred shares, Series C	18,693	18,805
Derivative financial instruments, liabilities	45,271	16,221
Total financial liabilities, fair value	1,343,987	1,290,614
Carrying amount | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	41,966	31,971
Derivative financial instruments, liabilities		4,781
Carrying amount | Energy contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	504
Carrying amount | Energy contracts | Not designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets		3,737
Carrying amount | Cross currency swap | Designated as a hedge | Net Investment Hedging
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets		109
Derivative financial instruments, liabilities	36,276	7,947
Carrying amount | Interest rate swaps | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	4,684
Carrying amount | Interest rate swaps | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	1,383	3,180
Carrying amount | Commodity contracts for regulatory operations
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets		482
Derivative financial instruments, liabilities	2,928	313
Fair Value
Fair Value of Financial Instruments [Line Items]
Notes receivable, fair value	41,339	26,321
Derivative financial instruments, assets	42,470	36,299
Total financial assets, fair value	83,809	62,620
Long-term liabilities	1,363,934	1,261,340
Preferred shares, Series C	18,209	18,293
Derivative financial instruments, liabilities	45,271	16,221
Total financial liabilities, fair value	1,427,414	1,295,854
Fair Value | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	41,966	31,971
Derivative financial instruments, liabilities		4,781
Fair Value | Energy contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	504
Fair Value | Energy contracts | Not designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets		3,737
Fair Value | Cross currency swap | Designated as a hedge | Net Investment Hedging
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets		109
Derivative financial instruments, liabilities	36,276	7,947
Fair Value | Interest rate swaps | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	4,684
Fair Value | Interest rate swaps | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	1,383	3,180
Fair Value | Commodity contracts for regulatory operations
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets		482
Derivative financial instruments, liabilities	2,928	313